WARRANTS (Tables)	12 Months Ended
Dec. 31, 2017
WARRANTS
Schedule of assumptions used to estimate the fair value of the Warrants

	At October 26, 2015	At December 11, 2015	At December 31, 2016
Exercise price	$24.48	$28.08	$24.48 ~ $28.08
Risk-free interest rate	0.672%	0.935%	0.850% ~ 0.875%
Dividend yield	—	—	—
Time to maturity	2	2	0.82 ~ 0.94
Expected volatility	67.24%	65.13%	53.99% ~ 59.21%

Schedule of reconciliation of the beginning and ending balances of the Warrants measured at fair value on a recurring basis using Level 2 inputs
Derivative Liabilities	At December 31, 2017
$
Beginning balance	711
Expiration of the Warrants	(711)

Ending balance	—